Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,972	$ 4,580
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,972	4,580
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ 17	53
US Dollar | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,535	2,572
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,437	2,008
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	531	718
Chad | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	0	62
Tanzania | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	14	112
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	350	306
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	206	207
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	268	299
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	918	261
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	43	43
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 107	$ 0